Loans (Details 2) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	[1]	$ 5,702,258	$ 5,448,788
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		5,778,424	5,505,658
Rating 1-4 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		2,215,800	2,616,814
Rating 5-6 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		3,128,498	2,551,943
Rating 7 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		369,425	297,417
Rating 8 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		0	4,484
Rating 9 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		64,701	0
Rating 10 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		0	35,000
Private Corporations [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		1,893,696	2,124,947
Private Corporations [member] | Rating 1-4 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		975,588	1,234,970
Private Corporations [member] | Rating 5-6 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		795,399	792,363
Private Corporations [member] | Rating 7 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		58,008	58,130
Private Corporations [member] | Rating 8 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		0	4,484
Private Corporations [member] | Rating 9 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		64,701	0
Private Corporations [member] | Rating 10 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		0	35,000
State-owned corporations [Member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		801,938	723,267
State-owned corporations [Member] | Rating 1-4 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		388,773	458,651
State-owned corporations [Member] | Rating 5-6 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		391,438	240,181
State-owned corporations [Member] | Rating 7 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		21,727	24,435
State-owned corporations [Member] | Rating 8 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		0	0
State-owned corporations [Member] | Rating 9 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		0	0
State-owned corporations [Member] | Rating 10 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		0	0
Private banking and financial institutions [Member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		2,458,690	2,083,795
Private banking and financial institutions [Member] | Rating 1-4 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		797,439	796,508
Private banking and financial institutions [Member] | Rating 5-6 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		1,476,861	1,127,508
Private banking and financial institutions [Member] | Rating 7 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		184,390	159,779
Private banking and financial institutions [Member] | Rating 8 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		0	0
Private banking and financial institutions [Member] | Rating 9 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		0	0
Private banking and financial institutions [Member] | Rating 10 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		0	0
State-owned banking and financial institutions [Member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		624,100	573,649
State-owned banking and financial institutions [Member] | Rating 1-4 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		54,000	126,685
State-owned banking and financial institutions [Member] | Rating 5-6 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		464,800	391,891
State-owned banking and financial institutions [Member] | Rating 7 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		105,300	55,073
State-owned banking and financial institutions [Member] | Rating 8 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		0	0
State-owned banking and financial institutions [Member] | Rating 9 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		0	0
State-owned banking and financial institutions [Member] | Rating 10 [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		$ 0	$ 0

[1]	The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018, and the accrued interest receivable of $29.4 million, the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017.